6. Insurance Subsidiary Restrictions (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Percentage of Cash and cash equivalents and investment securities were maintained in the Company's insurance subsidiaries	84.00%	69.00%
Frandisco Property and Casualty Insurance Company
Statutory Accounting Practices, Statutory Capital and Surplus Required	$ 91.6
Frandisco Life Insurance Company
Statutory Accounting Practices, Statutory Capital and Surplus Required	$ 76.0